Janus Investment Fund

Janus Global Allocation Fund – Moderate
Janus World Allocation Fund

Supplement dated April 5, 2013
to Currently Effective Prospectuses

The Board of Trustees of Janus World Allocation Fund approved an Agreement and Plan of Reorganization that provided for the merger of Janus World Allocation Fund with and into Janus Global Allocation Fund – Moderate (the “Merger”), effective at the close of business on April 5, 2013.

At the time of the Merger, the investment objective, strategies, policies, and risks of Janus Global Allocation Fund – Moderate were substantially similar to those of Janus World Allocation Fund. The Merger was tax-free for federal income tax purposes; therefore, shareholders should not realize a tax gain or loss upon receipt of shares issued in connection with the Merger. The Merger, however, did accelerate income and capital gains distributions for shareholders of both Janus World Allocation Fund and Janus Global Allocation Fund – Moderate, which may be taxable, that otherwise would have been distributed later in the year. Such distributions were paid to shareholders of record as of April 2, 2013.

Upon completion of the Merger, Janus World Allocation Fund was liquidated and terminated.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Allocation Fund – Moderate
Janus World Allocation Fund

Supplement dated April 5, 2013
to Currently Effective Statements of Additional Information

The Board of Trustees of Janus World Allocation Fund approved an Agreement and Plan of Reorganization that provided for the merger of Janus World Allocation Fund with and into Janus Global Allocation Fund – Moderate (the “Merger”), effective at the close of business on April 5, 2013.

Upon completion of the Merger, Janus World Allocation Fund was liquidated and terminated, and is no longer available for purchase. Janus World Allocation Fund’s Statement of Additional Information is hereby deleted from Janus Investment Fund’s Registration Statement.

Please retain this Supplement with your records.